Revenue Recognition - Receivables and deferred revenue from contracts with customers (Details) - BFLY Operations Inc - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net	$ 5,752	$ 1,951
Deferred revenue, current	8,443	3,200
Deferred revenue, non-current	$ 2,790	$ 587